Income Tax - Summary of Reconciliation of the Federal Income Tax Rate to the Company's Effective Tax Rate (Details)	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Statutory federal income tax rate		21.00%	21.00%
State taxes, net of federal tax benefit		(9.40%)	(0.86%)
Change in valuation allowance		28.99%	21.74%
Income tax provision		0.00%	0.00%
Permanent differences		1.46%	0.02%
Other items		(0.05%)	0.10%
Panacea Acquisition Corp
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	8.80%
Change in valuation allowance	(29.80%)
Income tax provision	8212.00%